NOTE 3 - BANK DEPOSITS	12 Months Ended
Dec. 31, 2025
Notes
NOTE 3 - BANK DEPOSITS

NOTE 3-BANK DEPOSITS

The Company’s bank deposits are denominated in U.S. dollars and bear different interest rates ranging in 2025 from 4.37% to 4.78% and in 2024 from 3.93% to 5.65% depending on their maturity, which ranges from 6 to 12 months. The deposits include accrued interest, conditioned that the Company will hold it until the expected maturity date.